UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08560
GAMCO International Growth Fund, Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.
GAMCO International Growth Fund, Inc.
Semi-Annual Report — June 30, 2010
Caesar Bryan
To Our Shareholders,
     For the quarter ended June 30, 2010, the net asset value (“NAV”) per share of the GAMCO International Growth Fund, Inc.’s (the “Fund”) Class AAA Shares decreased 13.18% while the Morgan Stanley Capital International (“MSCI”) Europe, Australasia, and the Far East (“EAFE”) Index fell 13.97% and the Lipper International Multi-Cap Growth Fund Average dropped 11.78%. For the year ended June 30, 2010, the Fund rose 13.24% versus increases of 5.92% and 11.85% for the MSCI EAFE Index and the Lipper International Multi-Cap Growth Fund Average, respectively.
     Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

													Since
			Year to										Inception
	Quarter		Date		1 Year		3 Year		5 Year		10 Year		(6/30/95)
GAMCO International Growth Fund Class AAA	(13.18)%		(9.64)%		13.24%		(10.24)%		1.69%		(0.24)%		5.91%
MSCI EAFE Index	(13.97)		(13.23)		5.92		(13.38)		0.88		0.16		3.75
Lipper International Multi-Cap Growth Fund Average	(11.78)		(9.24)		11.85		(11.53)		2.63		(0.38)		7.66
Class A	(13.18)		(9.65)		13.19		(10.16)		1.75		(0.07)		6.02
	(18.18	)(b)	(14.85	)(b)	6.68	(b)	(11.91	)(b)	0.55	(b)	(0.66	)(b)	5.61 (b)
Class B	(13.32)		(9.99)		12.34		(10.94)		0.90		(0.95)		5.40
	(17.66	)(c)	(14.50	)(c)	7.34	(c)	(11.84	)(c)	0.52	(c)	(0.95)		5.40
Class C	(13.36)		(9.98)		12.40		(10.91)		0.93		(1.02)		5.35
	(14.23	)(d)	(10.88	)(d)	11.40	(d)	(10.91)		0.93		(1.02)		5.35
Class I	(13.09)		(9.50)		13.55		(10.03)		1.83		(0.17)		5.96
In the current prospectus, the expense ratios for Class AAA, A, B, C, and I Shares are 2.44%, 2.44%, 3.19%, 3.19%, and 2.19%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.
(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains more information about this and other matters and should be read carefully before investing.

Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Shares NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, Class C Shares, and Class I Shares on July 25, 2001, January 17, 2001, December 17, 2000, and January 11, 2008, respectively. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI EAFE Index is an unmanaged indicator of international stock market performance, while the Lipper International Multi-Cap Growth Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Includes the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Performance results include the deferred sales charges for the Class B Shares upon redemption at the end of the quarter, year to date, one year, three year, and five year periods of 5%, 5%, 5%, 3%, and 2%, respectively, of the Fund’s NAV per share at the time of purchase or sale, whichever is lower. Class B Shares are not available for new purchases.

(d)	Performance results include the deferred sales charges for the Class C Shares upon redemption at the end of the quarter, year to date, and one year periods of 1% of the Fund’s NAV per share at the time of purchase or sale, whichever is lower.

GAMCO International Growth Fund, Inc.
Disclosure of Fund Expenses (Unaudited)
For the Six Month Period from January 1, 2010 through June 30, 2010	Expense Table
We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The Expense Table below illustrates your Fund’s costs in two ways:
Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.
Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case — because the hypothetical return used is not the Fund’s actual return — the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	01/01/10	06/30/10	Ratio	Period*
GAMCO International Growth Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$903.60	2.35%	$11.09
Class A	$1,000.00	$903.50	2.35%	$11.09
Class B	$1,000.00	$900.10	3.10%	$14.60
Class C	$1,000.00	$900.20	3.10%	$14.61
Class I	$1,000.00	$905.00	2.10%	$9.92

Hypothetical 5% Return
Class AAA	$1,000.00	$1,013.14	2.35%	$11.73
Class A	$1,000.00	$1,013.14	2.35%	$11.73
Class B	$1,000.00	$1,009.42	3.10%	$15.45
Class C	$1,000.00	$1,009.42	3.10%	$15.45
Class I	$1,000.00	$1,014.38	2.10%	$10.49

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of net assets as of June 30, 2010:
GAMCO International Growth Fund, Inc.

Consumer Staples	17.9%
Materials	17.3%
Health Care	15.0%
Industrials	13.3%
Consumer Discretionary	10.4%
Energy	10.0%
Information Technology	7.5%
Financials	7.3%
Telecommunication Services	0.9%
Other Assets and Liabilities (Net)	0.4%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

GAMCO International Growth Fund, Inc.
Schedule of Investments — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS — 99.6%
	CONSUMER STAPLES — 17.9%
20,728	British American Tobacco plc	$558,962	$657,819
13,000	Coca-Cola Hellenic Bottling Co. SA	115,886	278,605
4,500	Danone	267,020	241,246
40,000	Diageo plc	356,651	628,316
3,600	Dr. Pepper Snapple Group Inc.	89,651	134,604
5,000	Heineken NV	199,278	211,937
100	Japan Tobacco Inc.	577,985	311,110
10,000	Nestlé SA	443,695	482,188
7,000	Pernod-Ricard SA	221,301	542,957
50,000	Tesco plc	436,369	282,070
1,000	Unicharm Corp.	107,803	112,766
6,000	Wesfarmers Ltd.	175,187	143,409
15,000	Woolworths Ltd.	210,291	339,525

	TOTAL CONSUMER STAPLES	3,760,079	4,366,552

	MATERIALS — 17.3%
4,000	Agnico-Eagle Mines Ltd.	247,945	243,120
19,930	Anglo American plc†	785,315	694,464
10,000	BHP Billiton Ltd.	421,111	311,096
18,000	CRH plc, Dublin	186,332	373,379
10,000	Impala Platinum Holdings Ltd.	385,797	232,741
7,000	Newcrest Mining Ltd.	211,005	204,236
19,825	Rio Tinto plc	711,924	870,602
1,050	Syngenta AG	310,298	242,567
40,000	Tokai Carbon Co. Ltd.	185,971	187,230
66,500	Xstrata plc	631,949	870,794

	TOTAL MATERIALS	4,077,647	4,230,229

	HEALTH CARE — 15.0%
6,126	AstraZeneca plc	247,157	289,325
4,500	Bayer AG	189,316	251,467
4,500	Cochlear Ltd.	221,016	280,300
14,140	GlaxoSmithKline plc	398,654	240,109
11,000	Novartis AG	433,427	533,094
5,000	Roche Holding AG	496,178	688,209
4,000	Sanofi-Aventis	275,633	240,910
28,000	Smith & Nephew plc	260,382	264,531
2,000	Synthes Inc.	137,349	231,015
5,000	Takeda Pharmaceutical Co. Ltd.	213,177	214,763
7,000	TSUMURA & Co.	212,901	214,328
3,000	William Demant Holding A/S†	136,249	219,427

	TOTAL HEALTH CARE	3,221,439	3,667,478

	INDUSTRIALS — 13.3%
2,000	Bouygues SA	77,064	77,203
80,000	China Merchants Holdings (International) Co. Ltd.	273,035	264,100
12,000	CNH Global NV†	467,453	271,800
11,000	Experian plc	68,583	95,659
6,400	Fanuc Ltd.	650,281	722,704
20,000	Jardine Matheson Holdings Ltd.	494,307	699,956
10,000	Komatsu Ltd.	211,384	180,061
15,000	Mitsui & Co. Ltd.	346,589	174,987
2,200	Siemens AG	200,897	199,134
700,000	Sinotrans Ltd., Cl. H	179,270	160,026
3,000	SMC Corp.	382,180	401,315

	TOTAL INDUSTRIALS	3,351,043	3,246,945

	CONSUMER DISCRETIONARY — 10.4%
6,500	Christian Dior SA	392,774	623,885
20,000	Compagnie Financiere Richemont SA, Cl. A	269,650	698,246
1,200	Fast Retailing Co. Ltd.	185,007	181,577
10,000	Hennes & Mauritz AB, Cl. B	205,152	274,824
4,000	Naspers Ltd., Cl. N	156,019	134,702
12,000	The Swatch Group AG	673,640	613,241

	TOTAL CONSUMER DISCRETIONARY	1,882,242	2,526,475

	ENERGY — 10.0%
15,000	BG Group plc	277,152	223,092
10,000	Galp Energia SGPS SA, Cl. B	267,143	149,371
12,000	Imperial Oil Ltd.	449,758	437,142
16,000	Petroleo Brasileiro SA, ADR	189,958	549,120
20,000	Saipem SpA	395,381	609,166
5,000	Statoil ASA, ADR	113,650	95,750
4,000	Technip SA	150,396	229,424
10,000	Tullow Oil plc	114,988	148,753

	TOTAL ENERGY	1,958,426	2,441,818

	INFORMATION TECHNOLOGY — 7.5%
13,000	Canon Inc.	508,674	484,503
9,000	Hoya Corp.	244,073	191,499
3,400	Keyence Corp.	585,452	786,224
600	Yahoo! Japan Corp.	226,444	239,145
6,000	Yamatake Corp.	118,852	139,546

	TOTAL INFORMATION TECHNOLOGY	1,683,495	1,840,917

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.
Schedule of Investments (Continued) — June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	FINANCIALS — 7.3%
40,000	Cheung Kong (Holdings) Ltd.	$466,028	$461,631
40,000	Hongkong Land Holdings Ltd.	156,909	197,721
10,000	Kinnevik Investment AB, Cl. B	166,699	160,101
12,000	Schroders plc	318,907	215,975
12,000	Standard Chartered plc	249,905	292,205
40,000	Swire Pacific Ltd., Cl. A	458,982	454,050

	TOTAL FINANCIALS	1,817,430	1,781,683

	TELECOMMUNICATION SERVICES — 0.9%
50,150	Orascom Telecom Holding SAE, GDR	635,031	217,967

	TOTAL COMMON STOCKS	22,386,832	24,320,064

	TOTAL INVESTMENTS — 99.6%	$22,386,832	24,320,064

	Other Assets and Liabilities (Net) — 0.4%		87,245

	NET ASSETS — 100.0%		$24,407,309

†	Non-income producing security.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

	% of
	Market	Market
Geographic Diversification	Value	Value
Europe	57.9%	$14,081,844
Japan	18.7	4,541,760
Asia/Pacific	14.4	3,516,049
North America	4.3	1,045,882
Latin America	2.3	549,120
South Africa	1.5	367,442
Africa/Middle East	0.9	217,967

	100.0%	$24,320,064

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.
Statement of Assets and Liabilities
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $22,386,832)	$24,320,064
Foreign currency, at value (cost $1,843)	1,840
Receivable for investments sold	609,782
Receivable for Fund shares sold	39,326
Dividends receivable	74,546
Prepaid expenses	40,454

Total Assets	25,086,012

Liabilities:
Payable to custodian	47,994
Payable for investments purchased	509,139
Payable for investment advisory fees	20,717
Payable for distribution fees	4,955
Payable for shareholder communications expenses	38,959
Payable for legal and audit fees	33,916
Other accrued expenses	23,023

Total Liabilities	678,703

Net Assets applicable to 1,392,807 shares outstanding	$24,407,309

Net Assets Consist of:
Paid-in capital	$22,248,499
Accumulated net investment loss	(58,383)
Accumulated net realized gain on investments and foreign currency transactions	282,745
Net unrealized appreciation on investments	1,933,232
Net unrealized appreciation on foreign currency translations	1,216

Net Assets	$24,407,309

Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($23,072,432 ÷ 1,316,754 shares outstanding; 375,000,000 shares authorized)	$17.52

Class A:
Net Asset Value and redemption price per share ($190,475 ÷ 10,710 shares outstanding; 250,000,000 shares authorized)	$17.78

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$18.86

Class B:
Net Asset Value and offering price per share ($3,535 ÷ 206.6 shares outstanding; 125,000,000 shares authorized)	$17.11 (a)

Class C:
Net Asset Value and offering price per share ($17,533 ÷ 1,040 shares outstanding; 125,000,000 shares authorized)	$16.86 (a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,123,334 ÷ 64,096 shares outstanding; 125,000,000 shares authorized)	$17.53

(a) Redemption price varies based on the length of time held.
Statement of Operations For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $12,870)	$384,080
Interest	9

Total Investment Income	384,089

Expenses:
Investment advisory fees	137,496
Distribution fees — Class AAA	32,577
Distribution fees — Class A	283
Distribution fees — Class B	20
Distribution fees — Class C	88
Legal and audit fees	33,381
Custodian fees	28,424
Shareholder communications expenses	26,203
Registration expenses	19,168
Shareholder services fees	14,077
Directors’ fees	6,446
Interest expense	909
Miscellaneous expenses	23,203

Total Expenses	322,275

Net Investment Income	61,814

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	326,793
Net realized loss on foreign currency transactions	(3,674)

Net realized gain on investments and foreign currency transactions	323,119

Net change in unrealized depreciation:
on investments	(2,968,302)
on foreign currency translations	(386)

Net change in unrealized depreciation on investments and foreign currency translations	(2,968,688)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(2,645,569)

Net Decrease in Net Assets Resulting from Operations	$(2,583,755)

See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.
Statement of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$61,814	$46,438
Net realized gain/(loss) on investments and foreign currency transactions	323,119	(9,738)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,968,688)	7,945,748

Net Increase/(Decrease) in Net Assets Resulting from Operations	(2,583,755)	7,982,448

Distributions to Shareholders:
Net investment income
Class AAA	—	(126,842)
Class A	—	(1,137)
Class I	—	(7,499)

	—	(135,478)

Return of capital
Class AAA	—	(13,510)
Class A	—	(121)
Class I	—	(799)

	—	(14,430)

Total Distributions to Shareholders	—	(149,908)

Capital Share Transactions:
Class AAA	(2,111,305)	(5,116,876)
Class A	(30,260)	25,791
Class B	(2,154)	(1,877)
Class C	3,440	(15,198)
Class I	73,662	(214,314)

Net Decrease in Net Assets from Capital Share Transactions	(2,066,617)	(5,322,474)

Redemption Fees	—	321

Net Increase/(Decrease) in Net Assets	(4,650,372)	2,510,387

Net Assets:
Beginning of period	29,057,681	26,547,294

End of period (including undistributed net investment income of $0 and $0, respectively)	$24,407,309	$29,057,681

See accompanying notes to financial statements.

GAMCO International Growth Fund,Inc.
Financial Highlights
Selected data for a share of capital stock outstanding throughout each period:

													Ratios to Average Net Assets/
		Income from Investment Operations			Distributions								Supplemental Data
			Net														Operating
	Net Asset	Net	Realized and	Total		Net				Net Asset		Net Assets	Net				Expense
Period	Value,	Investment	Unrealized	from	Net	Realized	Return			Value,		End of	Investment				Ratio (Net		Portfolio
Ended	Beginning	Income	Gain (Loss) on	Investment	Investment	Gain on	of	Total	Redemption	End of	Total	Period	Income		Operating		of Interest		Turnover
December 31	of Period	(Loss)(a)	Investments	Operations	Income	Investments	Capital	Distributions	Fees(a)(b)	Period	Return†	(in 000’s)	(Loss)		Expenses		Expense)		Rate
Class AAA
2010(c)	$19.39	$0.04	$(1.91)	$(1.87)	—	—	—	—	—	$17.52	(9.6)%	$23,072	0.44	%(d)	2.35	%(d)	2.34	%(d)	9%
2009	14.12	0.03	5.34	5.37	$(0.09)	—	$(0.01)	$(0.10)	$0.00	19.39	38.0	27,628	0.17		2.44		2.43		13
2008	26.19	0.30	(11.63)	(11.33)	(0.32)	$(0.41)	(0.01)	(0.74)	0.00	14.12	(43.2)	25,355	1.41		2.01		2.00		9
2007	24.57	0.33	2.34	2.67	(0.35)	(0.70)	—	(1.05)	0.00	26.19	10.9	56,678	1.26		1.91		1.87		18
2006	20.63	0.38	3.99	4.37	(0.43)	—	—	(0.43)	0.00	24.57	21.2	64,573	1.70		1.79		1.78		18
2005	18.75	0.09	1.88	1.97	(0.09)	—	—	(0.09)	0.00	20.63	10.5	59,554	0.48		1.89		1.88		19
Class A
2010(c)	$19.68	$0.04	$(1.94)	$(1.90)	—	—	—	—	—	$17.78	(9.7)%	$190	0.43	%(d)	2.35	%(d)	2.34	%(d)	9%
2009	14.33	0.02	5.43	5.45	$(0.09)	—	$(0.01)	$(0.10)	$0.00	19.68	38.1	241	0.10		2.44		2.43		13
2008	26.45	0.30	(11.70)	(11.40)	(0.30)	$(0.41)	(0.01)	(0.72)	0.00	14.33	(43.0)	153	1.37		2.01		2.00		9
2007	24.82	0.36	2.33	2.69	(0.36)	(0.70)	—	(1.06)	0.00	26.45	10.9	473	1.34		1.91		1.87		18
2006	20.84	0.36	4.05	4.41	(0.43)	—	—	(0.43)	0.00	24.82	21.1	334	1.60		1.79		1.78		18
2005	18.92	0.11	1.88	1.99	(0.07)	—	—	(0.07)	0.00	20.84	10.5	253	0.56		1.89		1.88		19
Class B
2010(c)	$19.01	$(0.04)	$(1.86)	$(1.90)	—	—	—	—	—	$17.11	(10.0)%	$4	(0.48	)%(d)	3.10	%(d)	3.09	%(d)	9%
2009	13.88	(0.08)	5.21	5.13	—	—	—	—	$0.00	19.01	37.0	6	(0.54)		3.19		3.18		13
2008	25.70	0.15	(11.38)	(11.23)	$(0.17)	$(0.41)	$(0.01)	$(0.59)	0.00	13.88	(43.7)	7	0.73		2.76		2.75		9
2007	24.00	0.13	2.27	2.40	0.00 (b)	(0.70)	—	(0.70)	0.00	25.70	10.0	12	0.51		2.66		2.62		18
2006	20.18	0.20	3.89	4.09	(0.27)	—	—	(0.27)	0.00	24.00	20.2	59	0.91		2.54		2.53		18
2005	18.40	(0.06)	1.84	1.78	—	—	—	—	0.00	20.18	9.7	49	(0.31)		2.63		2.62		19
Class C
2010(c)	$18.73	$(0.02)	$(1.85)	$(1.87)	—	—	—	—	—	$16.86	(10.0)%	$18	(0.24	)%(d)	3.10	%(d)	3.09	%(d)	9%
2009	13.67	(0.08)	5.14	5.06	—	—	—	—	$0.00	18.73	37.0	16	(0.50)		3.19		3.18		13
2008	25.08	0.05	(11.01)	(10.96)	$(0.03)	$(0.41)	$(0.01)	$(0.45)	0.00	13.67	(43.7)	24	0.22		2.76		2.75		9
2007	23.67	0.27	2.10	2.37	(0.26)	(0.70)	—	(0.96)	0.00	25.08	10.1	109	1.05		2.66		2.62		18
2006	20.00	0.00 (b)	4.06	4.06	(0.39)	—	—	(0.39)	0.00	23.67	20.2	52	(0.01)		2.54		2.53		18
2005	18.24	(0.18)	1.98	1.80	(0.04)	—	—	(0.04)	0.00	20.00	9.9	15	(0.95)		2.62		2.61		19
Class I
2010(c)	$19.37	$0.07	$(1.91)	$(1.84)	—	—	—	—	—	$17.53	(9.5)%	$1,123	0.72	%(d)	2.10	%(d)	2.09	%(d)	9%
2009	14.10	0.07	5.34	5.41	$(0.13)	—	$(0.01)	$(0.14)	$0.00	19.37	38.4	1,167	0.46		2.19		2.18		13
2008(e)	24.96	0.41	(10.47)	(10.06)	(0.38)	$(0.41)	(0.01)	(0.80)	0.00	14.10	(40.2)	1,008	2.01	(d)	1.76	(d)	1.75	(d)	9

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	Amount represents less than $0.005 per share.

(c)	For the six months ended June 30, 2010, unaudited.

(d)	Annualized.

(e)	From the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.
See accompanying notes to financial statements.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Unaudited)
1. Organization. GAMCO International Growth Fund, Inc. (the “Fund”) was organized on May 25, 1994 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is long-term capital appreciation. The Fund commenced investment operations on June 30, 1995.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.
Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Total Market Value
	Quoted Prices	Observable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Staples	$134,604	$4,231,948	$4,366,552
Materials	243,120	3,987,109	4,230,229
Health Care	231,015	3,436,463	3,667,478
Industrials	470,934	2,776,011	3,246,945
Energy	1,082,012	1,359,806	2,441,818
Other Industries (a)	—	6,367,042	6,367,042

Total Common Stocks	2,161,685	22,158,379	24,320,064

TOTAL INVESTMENTS IN SECURITIES — ASSETS	$2,161,685	$22,158,379	$24,320,064

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.
The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
There were no Level 3 investments held at June 30, 2010 or December 31, 2009.
In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.
     Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.
In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.
Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2010.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

Distributions paid from:
Ordinary income	$135,478
Return of capital	14,430

Total distributions paid	$149,908

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $40,219, which are available to reduce future required distributions of net capital gains to shareholders through 2017.
The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$22,386,986	$4,367,156	$(2,434,078)	$1,933,078
The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets.

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.
If total net assets of the Fund are below $100 million, the Fund pays each Director who is not considered to be an affiliated person an annual retainer of $1,000 plus $250 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. If total net assets of the Fund are in excess of $100 million, the Fund pays each Independent Director an annual retainer of $3,000 plus $500 for each Board meeting attended and each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receive an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.
4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.
5. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $2,495,702 and $4,115,485, respectively.
6. Transactions with Affiliates. During the six months ended June 30, 2010, Gabelli & Co. informed the Fund that it retained $20 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.
7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 100 basis points or the sum of the federal funds rate plus 100 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2010, borrowings outstanding under the line of credit amounted to $48,000.
The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2010 was $141,945 with a weighted average interest rate of 1.46%. The maximum amount borrowed at any time during the six months ended was $815,000.
8. Capital Stock. The Fund offers five classes of shares — Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered through Gabelli & Co. and selected broker/dealers to foundations, endowments, institutions, and employee benefit plans without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.
The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The Fund did not retain any redemption fees during the six months ended June 30, 2010. The redemption fees retained by the Fund during the year ended December 31, 2009 amounted to $321. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.
Transactions in shares of capital stock were as follows:

	Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	43,768	$839,028	112,348	$1,781,231
Shares issued upon reinvestment of distributions	—	—	6,653	129,401
Shares redeemed	(151,765)	(2,950,333)	(489,863)	(7,027,508)

Net decrease	(107,997)	$(2,111,305)	(370,862)	$(5,116,876)

Class A
Shares sold	—	—	2,505	$42,916
Shares issued upon reinvestment of distributions	—	—	37	734
Shares redeemed	(1,542)	$(30,260)	(984)	(17,859)

Net increase/(decrease)	(1,542)	$(30,260)	1,558	$25,791

Class B
Shares redeemed	(111)	$(2,154)	(153)	$(1,877)

Net decrease	(111)	$(2,154)	(153)	$(1,877)

Class C
Shares sold	201	$3,440	118	$1,972
Shares redeemed	—	—	(1,060)	(17,170)

Net increase/(decrease)	201	$3,440	(942)	$(15,198)

Class I
Shares sold	5,694	$107,779	14,400	$216,896
Shares issued upon reinvestment of distributions	—	—	427	8,298
Shares redeemed	(1,813)	(34,117)	(26,088)	(439,508)

Net increase/(decrease)	3,881	$73,662	(11,261)	$(214,314)

GAMCO International Growth Fund, Inc.
Notes to Financial Statements (Continued) (Unaudited)
9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
10. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

GAMCO International Growth Fund, Inc.
Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of the GAMCO International Growth Fund, Inc. (the “Fund”), including a majority of the Directors who have no direct or indirect interest in the investment advisory agreement and are not “interested persons” of the Fund, as defined in the 1940 Act (the “Independent Board Members”), are required to annually review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.
More specifically, at a meeting held on February 25, 2010, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.
1)	The nature, extent, and quality of services provided by the Adviser.
     The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulation. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services for the Fund’s Rule 38a-1 compliance program.
     The Board Members also considered that the Adviser paid for all compensation of officers and Board Members of the Fund that are affiliated with the Adviser and that the Adviser further provided services to shareholders of the Fund who had invested through various programs offered by third party financial intermediaries (“Participating Organizations”). The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board Members noted that the Adviser had engaged, at its expense, PNC to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through PNC, had not diminished over the past year, and that the quality of service continued to be high.
     The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2)	The performance of the Fund and the Adviser.
     The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Lipper peer group of other SEC registered funds, and against the Fund’s broad based securities market benchmark as reflected in the Fund’s prospectus and annual report. The Board Members considered the Fund’s one, three, five and ten year average annual total return for the periods ended December 31, 2009, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Lipper and was comprised of other international large-cap growth funds (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was above the median for the one year, three year and ten year periods, and below the median for the five year period. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.
     In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.
3)	The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.
     In connection with the Board Members consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against comparative Lipper expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of advisory fees after waivers and/or reimbursements. The Board Members noted that the Fund’s advisory fee and expense ratio were higher than average when compared to those of the Expense Peer Group.
     The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.
     The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro-forma Income Statements of the Adviser for the year ended December 31, 2009. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher and lower asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4)	The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.
     With respect to the Board Members consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.
5)	Other Factors
     In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from their management of the Fund. The Board Members considered that the Adviser does use soft dollars in connection with its management of the Fund.
     Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

GAMCO International Growth Fund, Inc.
One Corporate Center
Rye, New York 10580-1422
800-GABELLI
800-422-3554
fax: 914-921-5118
website: www.gabelli.com
e-mail: info@gabelli.com
Net Asset Value per share available daily by calling
800-GABELLI after 7:00 P.M.
Board of Directors

Mario J. Gabelli, CFA	Werner J. Roeder, MD
Chairman and Chief	Medical Director
Executive Officer	Lawrence Hospital
GAMCO Investors, Inc.

Anthony J. Colavita	Anthonie C. van Ekris
President	Chairman
Anthony J. Colavita, P.C.	BALMAC International, Inc.

Salvatore J. Zizza
Chairman
Zizza & Co., Ltd.
Officers* and Portfolio Manager

Caesar Bryan	Bruce N. Alpert
Portfolio Manager	President and Secretary

Peter D. Goldstein	Joseph H. Egan
Chief Compliance Officer	Acting Treasurer
Distributor
Gabelli & Company, Inc.
Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company
Legal Counsel
Paul, Hastings, Janofsky & Walker LLP

*	Agnes Mullady, Treasurer, is on a leave of absence.
This report is submitted for the general information of the shareholders of GAMCO International Growth Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
GAB009Q210SR
GAMCO
GAMCO
International
Growth
Fund,
Inc.
SEMI ANNUAL REPORT
JUNE 30, 2010

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	GAMCO International Growth Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan
Joseph H. Egan, Principal Financial Officer

Date	9/1/10

*	Print the name and title of each signing officer under his or her signature.